Intrepid Capital Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 63.9%		Shares	Value
Capital Goods - 4.2%
Acuity Brands, Inc.		6,404	$1,870,800
Watsco, Inc.		3,521	1,668,567
			3,539,367

Commercial & Professional Services - 3.5%
Atento SA (a)(b)		96,558,308	434,513
Copart, Inc. (b)		34,852	2,000,156
WNS Holdings Ltd. (b)		11,521	545,980
			2,980,649

Consumer Discretionary Distribution & Retail - 4.2%
TJX Cos., Inc.		17,307	2,090,859
Valvoline, Inc. (b)		41,074	1,486,057
			3,576,916

Consumer Durables & Apparel - 7.9%
Garmin Ltd.		8,004	1,650,905
Levi Strauss & Co. - Class A		64,156	1,109,899
Polaris, Inc.		26,610	1,533,268
Skechers USA, Inc. - Class A (b)		35,914	2,414,857
			6,708,929

Consumer Staples Distribution & Retail - 3.6%
BJ's Wholesale Club Holdings, Inc. (b)		18,101	1,617,325
Dollar Tree, Inc. (b)		18,897	1,416,141
			3,033,466

Energy - 2.1%
Civitas Resources, Inc.		38,319	1,757,693

Financial Services - 7.9%
Berkshire Hathaway, Inc. - Class B (b)		6,517	2,954,026
Chicago Atlantic BDC, Inc.		38,198	465,443
Jefferies Financial Group, Inc.		28,188	2,209,939
Sprott, Inc.		24,961	1,052,605
			6,682,013

Food, Beverage & Tobacco - 3.2%
Becle SAB de CV		1,688,667	1,906,442
Simply Good Foods Co. (b)		20,188	786,928
			2,693,370

Insurance - 3.6%
Markel Group, Inc. (b)		640	1,104,787
W R Berkley Corp.		34,245	2,004,018
			3,108,805

Media & Entertainment - 12.3%
Alphabet, Inc. - Class A		17,503	3,313,318
IAC, Inc. (b)		45,588	1,966,666
Liberty Media Corp. - Class A (b)		31,368	2,087,854
Match Group, Inc. (b)		38,939	1,273,695
Take-Two Interactive Software, Inc. (b)		9,872	1,817,238
			10,458,771

Real Estate Management & Development - 6.9%
FRP Holdings, Inc. (b)		152,020	4,656,373
Howard Hughes Holdings, Inc. (b)		14,854	1,142,570
Seaport Entertainment Group, Inc. (b)		1,650	46,117
			5,845,060

Software & Services - 2.1%
Accenture PLC - Class A		1,180	415,112
Dropbox, Inc. - Class A (b)		45,608	1,370,064
			1,785,176

Technology Hardware & Equipment - 2.4%
Fabrinet (b)		9,307	2,046,423
TOTAL COMMON STOCKS (Cost $38,680,659)			54,216,638

CORPORATE BONDS - 10.1%		Par	Value
Commercial & Professional Services - 1.6%
Atento Luxco 1 SA
20.00% (includes 10.00% Cash and 10.00% PIK), 05/17/2025 (a)(c)		765,660	765,661
20.00% (includes 10.00% Cash and 10.00% PIK), 09/30/2026 (a)(c)		471,609	471,609
Cimpress PLC, 7.38%, 09/15/2032 (c)		150,000	149,031
			1,386,301

Consumer Discretionary Distribution & Retail - 2.0%
Foot Locker, Inc., 4.00%, 10/01/2029 (c)		750,000	647,675
RealReal, Inc., 13.00% (includes 4.25% PIK), 03/01/2029 (c)		1,021,000	1,049,078
			1,696,753

Consumer Services - 0.6%
Brinker International, Inc., 8.25%, 07/15/2030 (c)		500,000	528,536

Food, Beverage & Tobacco - 1.3%
Turning Point Brands, Inc., 5.63%, 02/15/2026 (c)		1,064,000	1,059,552

Media & Entertainment - 1.7%
Gray Television, Inc., 7.00%, 05/15/2027 (c)		800,000	776,949
Skillz, Inc., 10.25%, 12/15/2026 (c)		706,000	646,721
			1,423,670

Pharmaceuticals, Biotechnology & Life Sciences - 1.8%
Celgene Corp., 3.90%, 02/20/2028		23,000	22,531
Trulieve Cannabis Corp., 8.00%, 10/06/2026		1,500,000	1,472,632
			1,495,163

Telecommunication Services - 1.1%
Cincinnati Bell Telephone Co. LLC, 6.30%, 12/01/2028		1,000,000	962,575
TOTAL CORPORATE BONDS (Cost $8,112,306)			8,552,550

BANK LOANS - 5.8%		Par	Value
Financial Services - 1.2%
Chicago Atlantic Real Estate Finance, Inc., 9.00%, 10/18/2028		1,000,000	987,500

Health Care Equipment & Services - 0.9%
Shryne Group, Inc., 17.00%, 05/26/2026		746,740	741,512

Pharmaceuticals, Biotechnology & Life Sciences - 2.6%
Cansortium Holdings LLC, 13.00%, 11/20/2028		1,000,000	980,000
Common Citizen Senior Secured Term Loan, 11.50%, 12/31/2025		752,214	752,214
Verano Holdings Corp., 14.50% (Prime Rate + 6.50%), 10/30/2026		497,269	522,132
			2,254,346

Telecommunication Services - 1.1%
ViaPath Technologies, Senior Secured First Lien, 12.07% (1 mo. SOFR US + 7.50%), 08/06/2029		997,500	978,797
TOTAL BANK LOANS (Cost $4,942,790)			4,962,155

EXCHANGE TRADED FUNDS - 3.1%		Shares	Value
iShares Gold Trust (b)		52,279	2,588,333
TOTAL EXCHANGE TRADED FUNDS (Cost $1,511,974)			2,588,333

REAL ESTATE INVESTMENT TRUSTS - 2.9%		Shares	Value
Financial Services - 2.9%
Chicago Atlantic Real Estate Finance, Inc.		107,532	1,658,144
Rithm Capital Corp.		77,171	835,762
			2,493,906
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,471,033)			2,493,906

CONVERTIBLE BONDS - 1.0%		Par	Value
Consumer Discretionary Distribution & Retail - 1.0%
RealReal, Inc., 1.00%, 03/01/2028		1,053,000	826,054
TOTAL CONVERTIBLE BONDS (Cost $712,397)			826,054

PREFERRED STOCKS - 1.0%		Shares	Value
Commercial & Professional Services - 1.0%
Atento SA, 0.00% (a)		815,537	815,537
TOTAL PREFERRED STOCKS (Cost $815,537)			815,537

PURCHASED OPTIONS - 0.0%(d)	Notional Amount	Contracts	Value
Put Options - 0.0%(d)			$–
Lien_Put, Expiration: 10/01/2025; Exercise Price: $13.23 (e)(f)	$ 465,443	38,198	$39,917
TOTAL PURCHASED OPTIONS (Cost $95,304)			39,917

WARRANTS - 0.0%(d)		Contracts	Value
Pharmaceuticals, Biotechnology & Life Sciences - 0.0%(d)
Cansortium Holdings LLC, Expires 04/29/2025, Exercise Price $1.20 (b)		250,000	8,750
Green Thumb Industries, Inc., Expires 10/15/2026, Exercise Price $30.02 (b)		7,328	7,328
Total Pharmaceuticals, Biotechnology & Life Sciences			16,078
TOTAL WARRANTS (Cost $0)			16,078

SHORT-TERM INVESTMENTS - 11.9%			Value
Money Market Funds - 11.9%		Shares
Invesco Treasury Portfolio - Class Institutional, 4.29% (g)		10,069,161	10,069,161
TOTAL SHORT-TERM INVESTMENTS (Cost $10,069,161)			10,069,161

TOTAL INVESTMENTS - 99.7% (Cost $67,411,161)			84,580,329
Other Assets in Excess of Liabilities - 0.3%			241,862
TOTAL NET ASSETS - 100.0%			$84,822,191
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,487,320 or 3.0% of net assets as of December 31, 2024.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $6,094,812 or 7.2% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Intrepid Capital Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$53,782,125	$–	$434,513	$54,216,638
Corporate Bonds	–	7,315,281	1,237,269	8,552,550
Bank Loans	–	4,962,155	–	4,962,155
Exchange Traded Funds	2,588,333	–	–	2,588,333
Real Estate Investment Trusts	2,493,906	–	–	2,493,906
Convertible Bonds	–	826,054	–	826,054
Preferred Stocks	–	–	815,537	815,537
Purchased Options	–	39,917	–	39,917
Warrants	–	16,078	–	16,078
Money Market Funds	10,069,161	–	–	10,069,161
Total Investments	$68,933,525	$13,159,485	$2,487,319	$84,580,329

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.